Stockholders' Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
StockOptionNineMember
Option Outstanding at end of year	200,000
Option Excersiable at end of year	200,000
Weighted Average Remaining Contractual Term at the beginning	3 years 4 months 24 days
StockOptionEightMember
Option Outstanding at end of year	100,000
Option Excersiable at end of year	100,000
Weighted Average Remaining Contractual Term at the beginning	3 years
Stock Option [Member]
Option Outstanding at beginning of year	5,150,000	4,000,000	3,000,000
Option Granted	2,100,000	1,250,000	1,000,000
Option Exercised		(100,000)
Option Outstanding at end of year	7,250,000	5,150,000	4,000,000
Option Excersiable at end of year	6,250,000	4,150,000
Outstanding Weighted Average Exercise Price at the beginning	$ 0.12	$ .10	$ 0.06
Weighted Average Exercise Price, Granted	0.04	.15	.24
Weighted Average Exercise Price, Exercised		0.02
Outstanding Weighted Average Exercise Price at the end	0.10	0.12	$ .10
Excersiable Weighted Average Exercise Price at the end	$ 0.10	$ 0.13
Weighted Average Remaining Contractual Term at the beginning	5 years 9 months 18 days	5 years 10 months 15 days	6 years 6 months
Weighted Average Remaining Contractual Term, Granted	4 years 7 months 6 days	5 years	4 years
Weighted Average Remaining Contractual Term at the end	5 years 3 months 18 days	5 years 9 months 18 days	5 years 10 months 15 days
Excersiable Weighted Average Remaining Contractual Term at the end	5 years 3 months 18 days	5 years 9 months 18 days
Aggregate Intrinsic Value Outstanding at beginning of period
Granted	88,370
Options Exercised or Forfeited
Aggregate Intrinsic Value Outstanding at end of period	166,175
Aggregate Intrinsic Value Exercisable
StockOptionSixMember
Option Outstanding at beginning of year	200,000
Option Outstanding at end of year	200,000	200,000
Option Excersiable at end of year	200,000	200,000
Weighted Average Remaining Contractual Term at the beginning	3 years 6 months	3 years 7 months 6 days
StockOptionFiveMember
Option Outstanding at beginning of year	100,000
Option Outstanding at end of year	500,000	100,000
Option Excersiable at end of year	500,000	100,000
Weighted Average Remaining Contractual Term at the beginning	3 years 9 months 18 days	4 years
StockOptionFourMember
Option Outstanding at beginning of year	550,000
Option Outstanding at end of year	100,000	550,000
Option Excersiable at end of year	100,000	550,000
Weighted Average Remaining Contractual Term at the beginning	4 years 6 months	4 years 1 month 6 days
StockOptionThreeMember
Option Outstanding at beginning of year	200,000
Option Outstanding at end of year	3,100,000	200,000
Option Excersiable at end of year	2,100,000	200,000
Weighted Average Remaining Contractual Term at the beginning	6 years 10 months 24 days	4 years 6 months
StockOptionTwoMember
Option Outstanding at beginning of year	500,000
Option Outstanding at end of year	1,300,000	500,000
Option Excersiable at end of year	1,300,000	500,000
Weighted Average Remaining Contractual Term at the beginning	4 years 7 months 6 days	4 years 9 months 18 days
StockOptionSevenMember
Option Outstanding at beginning of year	500,000
Option Outstanding at end of year	550,000	500,000
Option Excersiable at end of year	550,000	500,000
Weighted Average Remaining Contractual Term at the beginning	3 years 1 month 6 days	4 years 4 months 24 days
StockOptionOneMember
Option Outstanding at beginning of year	3,100,000
Option Outstanding at end of year	700,000	3,100,000
Option Excersiable at end of year	700,000	2,100,000
Weighted Average Remaining Contractual Term at the beginning	4 years 9 months 18 days	6 years 6 months